Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
(16)         COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding various commitments and contingent liabilities, such as commitments to extend credit and legal claims, which are not reflected in the consolidated financial statements.

Commitments under outstanding standby letters of credit totaled $693,000 and $1.2 million at December 31, 2014 and 2013, respectively.

The following is a summary of the commitments to extend credit at December 31, 2014 and 2013:

(In thousands)	2014	2013

Loan commitments:
Fixed rate	$351	$865
Adjustable rate	7,062	5,453

Unused lines of credit on credit cards	4,732	3,821
Undisbursed commercial and personal lines of credit	19,390	19,484
Undisbursed portion of construction loans in process	3,325	7,142
Undisbursed portion of home equity lines of credit	24,206	20,980

Total commitments to extend credit	$59,066	$57,745